Investments and Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Investments and Fair Value Measurements	Investments and Fair Value Measurements
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Authoritative accounting guidance establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements.
The three levels of the fair value hierarchy are as follows:

Level 1	– Quoted prices for identical instruments in active markets.

Level 2	– Quoted prices for similar instruments in active markets;
– Quoted prices for identical or similar instruments in markets that are not active; and
– Model-derived valuations for which all significant inputs are observable market data.

Models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures.

Level 3	– Valuation inputs are unobservable and significant to the fair value measurement.

The Plan did not hold any Level 3 investments as of December 31, 2025 or 2024, or during the year ended December 31, 2025.

There were no changes in valuation methodologies for assets measured at fair value during 2025.

The following tables set forth, by level within the fair value hierarchy, the fair value of the Plan’s investments as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Total

Common Collective Trusts	—	2,559,288,271	2,559,288,271

FE Common Stock Fund
FE Common Stock	456,541,538	—	456,541,538
Cash and Cash Equivalents	—	1,543,395	1,543,395
Total FE Common Stock Fund	456,541,538	1,543,395	458,084,933

Registered Investment Companies	592,790,270	1,030,568	593,820,838

Self-Managed Brokerage Accounts[1]	—	239,842,250	239,842,250

Total Investments at Fair Value[2]	$1,049,331,808	$2,801,704,484	$3,851,036,292

[1] The brokerage account investments are directed by participants.
[2] Values do not include investments at contract value.

	December 31, 2024
	Level 1	Level 2	Total
Cash and Cash Equivalents	$—	$15,455	$15,455

Common Collective Trusts	—	2,257,682,707	$2,257,682,707

FE Common Stock Fund
FE Common Stock	415,883,749	—	415,883,749
Cash and Cash Equivalents	—	680,470	680,470
Total FE Common Stock Fund	415,883,749	680,470	416,564,219

Registered Investment Companies	628,074,470	2,970,594	631,045,064

Self-Managed Brokerage Accounts[1]	—	214,641,024	214,641,024

Total Investments at Fair Value [2]	$1,043,958,219	$2,475,990,250	$3,519,948,469

[1] The brokerage account investments are directed by participants.
[2] Values do not include investments at contract value.